Annual Fund Operating Expenses	Feb. 27, 2025
Invesco Charter Fund | Invesco Charter Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Expenses (as a percentage of Assets)	1.01%
Invesco Charter Fund | Invesco Charter Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Expenses (as a percentage of Assets)	1.76%
Invesco Charter Fund | Invesco Charter Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Expenses (as a percentage of Assets)	1.26%
Invesco Charter Fund | Invesco Charter Fund - CLASS S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Expenses (as a percentage of Assets)	0.91%
Invesco Charter Fund | Invesco Charter Fund -Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Expenses (as a percentage of Assets)	0.76%
Invesco Charter Fund | Invesco Charter Fund - CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	0.75%
Invesco Charter Fund | Invesco Charter Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.68%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[2]
Expenses (as a percentage of Assets)	0.82%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%	[2]
Expenses (as a percentage of Assets)	1.57%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.16%	[2]
Expenses (as a percentage of Assets)	1.07%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[2]
Expenses (as a percentage of Assets)	0.57%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.14%
Other Expenses (as a percentage of Assets):	0.16%	[2]
Expenses (as a percentage of Assets)	0.71%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[2]
Expenses (as a percentage of Assets)	0.54%
Invesco Diversified Dividend Fund | Invesco Diversified Dividend Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[2]
Expenses (as a percentage of Assets)	0.47%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.03%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.79%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.29%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.79%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
Invesco Main Street All Cap Fund | Invesco Main Street All Cap Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
Invesco Main Street Fund | Invesco Main Street Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.80%
Invesco Main Street Fund | Invesco Main Street Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.57%
Invesco Main Street Fund | Invesco Main Street Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.07%
Invesco Main Street Fund | Invesco Main Street Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.57%
Invesco Main Street Fund | Invesco Main Street Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.50%
Invesco Main Street Fund | Invesco Main Street Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.50%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.98%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.73%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.23%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.73%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.65%
Invesco Rising Dividends Fund | Invesco Rising Dividends Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.65%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.98%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.73%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - CLASS P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.83%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - CLASS S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.88%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.73%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.69%
INVESCO SUMMIT FUND | INVESCO SUMMIT FUND - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.69%

[1]	“Other Expenses” have been restated to reflect current fees.
[2]	“Other Expenses” have been restated to reflect current fees.